UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: JUNE 30, 2014    (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Brandywine Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

Shares		Cost	Value
Common Stocks - 99.2%
Consumer Discretionary
	Apparel Retail - 0.3%
30,981	Genesco, Inc.*	$2,507,993	$2,544,470
	Apparel, Accessories & Luxury Goods - 4.2%
465,540	Kate Spade & Co.*	15,089,095	17,755,696
258,830	VF Corp.	9,783,748	16,306,290
	Auto Parts & Equipment - 1.7%
285,020	Dorman Products, Inc.*	13,496,209	14,057,186
	Automotive Retail - 0.9%
143,895	Monro Muffler Brake, Inc.	7,836,140	7,653,775
	Broadcasting - 2.1%
273,825	CBS Corp., Class B	15,875,325	17,015,485
	Cable & Satellite - 1.8%
280,535	Comcast Corp., Class A	14,541,000	15,059,119
	Consumer Electronics - 0.2%
41,905	GoPro, Inc., Class A*	1,005,720	1,699,248
	Footwear - 2.1%
224,150	NIKE, Inc., Class B	16,540,656	17,382,832
	General Merchandise Stores - 1.9%
288,495	Dollar Tree, Inc.*	15,930,374	15,711,438
	Housewares & Specialties - 2.3%
311,890	Jarden Corp.*	13,211,898	18,510,671
	Internet Retail - 0.3%
19,510	TripAdvisor, Inc.*	1,704,731	2,119,957
	Movies & Entertainment - 2.0%
472,550	Twenty-First Century Fox, Inc., Class A	13,906,625	16,610,133
	Restaurants - 3.0%
24,559	Chipotle Mexican Grill, Inc.*	12,358,351	14,551,453
126,670	Popeyes Louisiana Kitchen, Inc.*	5,006,613	5,536,746
185,640	Sonic Corp.*	4,105,222	4,098,931

Total Consumer Discretionary		162,899,700	186,613,430

This sector is 14.6% above your Fund’s cost.

Consumer Staples
	Drug Retail - 1.8%
196,050	CVS Caremark Corp.	15,295,384	14,776,288
	Food Retail - 0.7%
182,653	Sprouts Farmers Market, Inc.*,1	4,959,714	5,976,406
	Hypermarkets & Super Centers - 2.0%
142,665	Costco Wholesale Corp.	16,050,872	16,429,301

Shares		Cost	Value
	Packaged Foods & Meats - 1.9%
170,115	The Hain Celestial Group, Inc.*	$14,233,490	$15,096,005
	Personal Products - 0.6%
160,881	Inter Parfums, Inc.	4,811,875	4,754,034

Total Consumer Staples		55,351,335	57,032,034

This sector is 3.0% above your Fund’s cost.

Energy
	Oil & Gas Equipment & Services - 0.9%
276,300	Helix Energy Solutions Group, Inc.*	6,524,292	7,269,453
	Oil & Gas Exploration & Production - 1.7%
133,505	Bonanza Creek Energy, Inc.*	7,939,511	7,635,151
905,995	Halcon Resources Corp.*,1	4,819,873	6,604,704

Total Energy		19,283,676	21,509,308

This sector is 11.5% above your Fund’s cost.

Financials
	Property & Casualty Insurance - 1.8%
255,075	The Allstate Corp.	8,528,764	14,978,004
	Specialized REITs - 2.2%
193,890	American Tower Corp.	15,752,461	17,446,222

Total Financials		24,281,225	32,424,226

This sector is 33.5% above your Fund’s cost.

Health Care
	Biotechnology - 2.9%
200,760	Celgene Corp.*	5,208,548	17,241,269
75,220	Gilead Sciences, Inc.*	5,498,770	6,236,490
	Health Care Equipment - 4.7%
201,185	Cyberonics, Inc.*	12,849,276	12,566,015
248,610	DexCom, Inc.*	8,601,348	9,859,873
246,390	Medtronic, Inc.	15,109,066	15,709,826
	Health Care Technology - 1.3%
676,175	Allscripts Healthcare Solutions, Inc.*	11,632,055	10,852,609
	Managed Health Care - 1.0%
102,640	UnitedHealth Group, Inc.	7,928,944	8,390,820
	Pharmaceuticals - 2.6%
210,765	AbbVie, Inc.	10,507,606	11,895,577
245,120	Roche Holding AG, Sponsored ADR	8,305,555	9,142,976

Total Health Care		85,641,168	101,895,455

This sector is 19.0% above your Fund’s cost.

Industrials
	Air Freight & Logistics - 1.8%
117,130	Hub Group, Inc., Class A*	5,868,531	5,903,352
297,390	XPO Logistics, Inc.*,1	8,136,339	8,511,302
	Construction & Engineering - 1.1%
179,082	Primoris Services Corp.	5,147,062	5,164,725

AMG Managers Brandywine Fund

Schedule of Portfolio Investments (unaudited)

(continued)

Shares		Cost	Value
Industrials (continued)
Construction & Engineering - 1.1% (continued)
117,055	Tutor Perini Corp.*	$3,401,429	$3,715,326
	Construction & Farm Machinery & Heavy Trucks - 6.2%
275,625	The Greenbrier Cos., Inc.*	13,909,460	15,876,000
386,200	Trinity Industries, Inc.	11,013,271	16,884,664
215,425	Wabtec Corp.	5,856,942	17,791,951
	Diversified Support Services - 2.0%
515,270	KAR Auction Services, Inc.	16,030,235	16,421,655
	Electrical Components & Equipment - 3.0%
187,180	EnerSys	12,380,455	12,876,112
236,225	Generac Holdings, Inc.*	9,981,176	11,513,606
	Human Resources & Employment Services - 0.6%
199,285	TriNet Group, Inc.*	3,522,319	4,796,790
	Industrial Machinery - 2.5%
65,860	Chart Industries, Inc.*	5,020,931	5,449,256
192,390	Flowserve Corp.	14,488,983	14,304,196
13,545	The Middleby Corp.*	1,085,096	1,120,442
	Office Services & Supplies - 0.1%
35,683	Herman Miller, Inc.	1,084,573	1,079,054
	Trading Companies & Distributors - 4.7%
274,925	Air Lease Corp.	5,371,347	10,606,606
206,370	H&E Equipment Services, Inc.*	5,762,139	7,499,486
193,290	United Rentals, Inc.*	9,971,014	20,243,262
	Trucking - 1.1%
137,730	Roadrunner Transportation Systems, Inc.*	3,784,754	3,870,213
53,870	Ryder System, Inc.	4,256,491	4,745,408

Total Industrials		146,072,547	188,373,406

This sector is 29.0% above your Fund’s cost.

Information Technology
	Application Software - 4.1%
274,280	salesforce.com, inc.*	14,983,731	15,930,182
492,430	Synchronoss Technologies, Inc.*	17,344,765	17,215,353
	Communications Equipment - 3.1%
735,060	Ciena Corp.*	15,943,492	15,921,400
415,447	CommScope Holding Co., Inc.*	9,867,566	9,609,289
	Data Processing & Outsourced Services - 3.0%
188,590	Heartland Payment Systems, Inc.	7,958,167	7,771,794
78,820	Visa, Inc., Class A	9,137,877	16,608,162
	Internet Software & Services - 2.0%
248,920	Facebook, Inc., Class A*	16,759,858	16,749,827
	Semiconductors - 7.3%
288,865	Ambarella, Inc.*,1	8,368,043	9,006,811
575,990	International Rectifier Corp.*	14,646,260	16,070,121
368,480	Micron Technology, Inc.*	8,684,152	12,141,416
811,835	Rambus, Inc.*	9,670,517	11,609,240
116,848	Synaptics, Inc.*,1	4,472,708	10,591,103

Shares		Cost	Value
	Systems Software - 2.1%
306,610	Red Hat, Inc.*	$14,375,216	$16,946,335
	Technology Hardware, Storage & Peripherals - 2.6%
179,430	3D Systems Corp.*,1	9,928,401	10,729,914
114,919	Apple, Inc.	9,979,816	10,679,423

Total Information Technology		172,120,569	197,580,370

This sector is 14.8% above your Fund’s cost.

Materials
	Construction Materials - 2.0%
92,875	Eagle Materials, Inc.	7,842,187	8,756,255
120,640	Vulcan Materials Co.	7,633,757	7,690,800
	Diversified Metals & Mining - 0.2%
78,295	Globe Specialty Metals, Inc.	1,632,672	1,626,970

Total Materials		17,108,616	18,074,025

This sector is 5.6% above your Fund’s cost.

Telecommunication Services
	Wireless Telecommunication Services - 0.8%
67,245	SBA Communications Corp., Class A*	6,001,361	6,879,163

This sector is 14.6% above your Fund’s cost.

Total Common Stocks		688,760,197	810,381,417

		Principal Amount[2]
Short-Term Investments - 5.6%
Commercial Paper - 1.1%
	Pacific Gas & Electric due 07/01/14, discount of 0.20%	$8,950,000	$8,950,000
Repurchase Agreements - 4.5%[3]
	Barclays Capital, dated 06/30/14, due 07/01/14, 0.030%, total to be received $1,853,695 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.125%, 06/30/19 - 06/30/21, totaling $1,890,767)	1,853,693	1,853,693
	Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $8,806,568 (collateralized by various U.S. Government Agency Obligations, 0.000% -10.500%, 07/15/14 - 04/20/64, totaling $8,982,667)	8,806,536	8,806,536

AMG Managers Brandywine Fund

Schedule of Portfolio Investments (unaudited)

(continued)

Shares		Principal Amount[2]	Value
	Daiwa Capital Markets America, dated 06/30/14, due 07/01/14, 0.140%, total to be received $8,806,570 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/01/17 - 03/01/48, totaling $8,982,667)	$8,806,536	$8,806,536
	HSBC Securities USA, Inc., dated 06/30/14, due 07/01/14, 0.070%, total to be received $8,806,553 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.375%, 07/10/14 - 08/15/42, totaling $8,982,693)	8,806,536	8,806,536
	Nomura Securities USA, Inc., dated 06/30/14, due 07/01/14, 0.110%, total to be received $8,806,563 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 07/01/14 - 07/15/56, totaling $8,982,667)	8,806,536	8,806,536

Total Repurchase Agreements		37,079,837	37,079,837

Shares		Cost	Value
Other Investment Companies - 0.0%#,4
68,078	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	$68,078	$68,078

Total Short-Term Investments		46,097,915	46,097,915

Total Investments - 104.8%		$734,858,112	856,479,332

Other Assets, less Liabilities - (4.8)%			(39,078,791)

Total Net Assets - 100.0%			$817,400,541

AMG Managers Brandywine Blue Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

Shares		Cost	Value
Common Stocks - 96.5%
Consumer Discretionary
	Apparel, Accessories & Luxury Goods -2.4%
87,000	VF Corp.	$3,373,487	$5,481,000
	Broadcasting - 3.1%
115,010	CBS Corp., Class B	6,066,071	7,146,721
	Cable & Satellite - 3.0%
127,700	Comcast Corp., Class A	6,602,704	6,854,936
	Footwear - 3.0%
91,095	NIKE, Inc., Class B	6,957,770	7,064,417
	General Merchandise Stores - 2.1%
90,915	Dollar Tree, Inc.*	5,025,641	4,951,231
	Internet Retail - 2.3%
49,245	TripAdvisor, Inc.*	4,292,202	5,350,962
	Movies & Entertainment - 3.2%
211,760	Twenty-First Century Fox, Inc., Class A	5,833,279	7,443,364
	Restaurants - 6.5%
13,027	Chipotle Mexican Grill, Inc.*	6,548,393	7,718,628
93,300	Starbucks Corp.	6,871,560	7,219,554

Total Consumer Discretionary		51,571,107	59,230,813

This sector is 14.9% above your Fund’s cost.

Consumer Staples
	Drug Retail - 3.0%
92,000	CVS Caremark Corp.	7,098,323	6,934,040
	Hypermarkets & Super Centers - 3.0%
59,410	Costco Wholesale Corp.	6,659,410	6,841,656

Total Consumer Staples		13,757,733	13,775,696

This sector is 0.1% above your Fund’s cost.

Financials
	Insurance Brokers - 3.2%
142,165	Marsh & McLennan Cos., Inc.	4,604,952	7,366,990
	Property & Casualty Insurance - 3.1%
122,120	The Allstate Corp.	4,149,281	7,170,886
	Specialized REITs - 3.3%
85,630	American Tower Corp.	7,114,488	7,704,987

Total Financials		15,868,721	22,242,863

This sector is 40.2% above your Fund’s cost.

Health Care
	Biotechnology - 4.5%
97,840	Celgene Corp.*	2,538,376	8,402,499
22,340	Gilead Sciences, Inc.	1,633,110	1,852,209
	Health Care Equipment - 2.4%
87,995	Medtronic, Inc.	5,396,966	5,610,561
	Managed Health Care - 2.0%
56,530	UnitedHealth Group, Inc.	4,178,788	4,621,328

Shares		Cost	Value
	Pharmaceuticals - 3.2%
83,160	AbbVie, Inc.	$4,184,476	$4,693,550
72,660	Roche Holding AG, Sponsored ADR	2,461,045	2,710,218

Total Health Care		20,392,761	27,890,365

This sector is 36.8% above your Fund’s cost.

Industrials
	Airlines - 2.7%
144,635	American Airlines Group, Inc.*	4,872,753	6,213,520
	Construction & Farm Machinery & Heavy Trucks - 3.6%
100,000	Wabtec Corp.	6,825,428	8,259,000
	Industrial Machinery - 2.2%
70,020	Flowserve Corp.	5,387,201	5,205,987

Total Industrials		17,085,382	19,678,507

This sector is 15.2% above your Fund’s cost.

Information Technology
	Application Software - 3.3%
131,060	salesforce.com, inc.*	7,066,808	7,611,965
	Data Processing & Outsourced Services -3.2%
34,900	Visa, Inc., Class A	4,045,709	7,353,779
	Electronic Components - 2.9%
303,470	Corning, Inc.	5,980,402	6,661,167
	Internet Software & Services - 2.5%
87,665	Facebook, Inc., Class A	5,902,511	5,898,978
	Semiconductors - 7.0%
106,230	Avago Technologies, Ltd.	5,952,772	7,655,996
261,140	Micron Technology, Inc.*	6,234,482	8,604,563
	Systems Software - 2.9%
121,360	Red Hat, Inc.*	5,725,162	6,707,567
	Technology Hardware, Storage & Peripherals - 7.4%
96,100	3D Systems Corp.*,1	5,526,074	5,746,780
121,030	Apple, Inc.	9,830,067	11,247,318

Total Information Technology		56,263,987	67,488,113

This sector is 19.9% above your Fund’s cost.

Materials
	Construction Materials - 2.9%
103,910	Vulcan Materials Co.	6,610,265	6,624,262

This sector is 0.2% above your Fund’s cost.

Telecommunication Services
	Wireless Telecommunication Services - 2.6%
59,235	SBA Communications Corp., Class A*	5,246,529	6,059,741

This sector is 15.5% above your Fund’s cost.

Total Common Stocks		186,796,485	222,990,360

AMG Managers Brandywine Blue Fund

Schedule of Portfolio Investments (unaudited)

(continued)

	Principal Amount[2]	Value
Short-Term Investments - 3.2%
Commercial Paper - 2.1%
Pacific Gas & Electric due 07/01/14, discount of 0.20%	$4,850,000	$4,850,000
Repurchase Agreements - 1.1%[3]
Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $419,549 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 - 04/20/64 totaling $427,938)	419,547	419,547
Daiwa Capital Markets America, dated 06/30/14, due 07/01/14, 0.140%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/01/17 - 03/01/48, totaling $1,020,000)	1,000,000	1,000,000

		Principal Amount[2]	Value
	Nomura Securities, Inc., dated 06/30/14, due 07/01/14, 0.110%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.875%, 07/01/14 -07/15/56, totaling $1,020,000)	$1,000,000	$1,000,000

Total Repurchase Agreements		2,419,547	2,419,547

Shares		Cost
Other Investment Companies - 0.0%#,4
81,046	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	81,046	81,046

Total Short-Term Investments		7,350,593	7,350,593

Total Investments - 99.7%		$194,147,078	230,340,953

Other Assets, less Liabilities - 0.3%			747,781

Total Net Assets - 100.0%			$231,088,734

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

Shares		Cost	Value
Common Stocks - 96.9%
Consumer Discretionary
	Apparel Retail - 2.4%
45,000	Genesco, Inc.*	$3,640,518	$3,695,850
	Apparel, Accessories & Luxury Goods - 3.2%
130,000	Kate Spade & Co.*	4,202,898	4,958,200
	Auto Parts & Equipment - 2.0%
62,000	Dorman Products, Inc.*	3,077,060	3,057,840
	Consumer Electronics - 0.2%
7,930	GoPro, Inc., Class A*	190,320	321,562
	General Merchandise Stores - 2.1%
60,145	Dollar Tree, Inc.*	3,317,077	3,275,497
	Housewares & Specialties - 3.4%
87,000	Jarden Corp.*	3,683,143	5,163,450
	Internet Retail - 2.3%
32,430	TripAdvisor, Inc.*	2,827,007	3,523,844
	Restaurants - 2.1%
5,500	Chipotle Mexican Grill, Inc.*	2,948,273	3,258,805

Total Consumer Discretionary		23,886,296	27,255,048

This sector is 14.1% above your Fund’s cost.

Consumer Staples
	Food Retail - 2.9%
135,800	Sprouts Farmers Market, Inc.*,1	3,727,191	4,443,376
	Packaged Foods & Meats - 2.2%
38,600	The Hain Celestial Group, Inc.*	3,210,933	3,425,364

Total Consumer Staples		6,938,124	7,868,740

This sector is 13.4% above your Fund’s cost.

Energy
	Oil & Gas Equipment & Services - 2.6%
150,000	Helix Energy Solutions Group, Inc.*	3,558,130	3,946,500
	Oil & Gas Exploration & Production - 4.5%
66,000	Bonanza Creek Energy, Inc.*	3,967,904	3,774,540
433,800	Halcon Resources Corp.*,1	2,285,260	3,162,402

Total Energy		9,811,294	10,883,442

This sector is 10.9% above your Fund’s cost.

Health Care
	Health Care Equipment - 3.0%
115,000	DexCom, Inc.*	3,979,971	4,560,900
	Health Care Technology - 2.5%
245,000	Allscripts Healthcare Solutions, Inc.*	4,351,818	3,932,250

Total Health Care		8,331,789	8,493,150

This sector is 1.9% above your Fund’s cost.

Shares		Cost	Value
Industrials
	Construction & Farm Machinery & Heavy Trucks - 8.0%
134,000	Trinity Industries, Inc.	$3,824,252	$5,858,480
77,400	Wabtec Corp.	2,339,470	6,392,466
	Diversified Support Services - 2.1%
103,500	KAR Auction Services, Inc.	3,174,069	3,298,545
	Electrical Components & Equipment - 4.9%
55,000	EnerSys	3,684,659	3,783,450
77,300	Generac Holdings, Inc.*	3,421,874	3,767,602
	Environmental & Facilities Services - 2.5%
79,000	Waste Connections, Inc.	3,796,835	3,835,450
	Industrial Machinery - 5.6%
32,775	Chart Industries, Inc.*	2,532,207	2,711,803
58,000	Flowserve Corp.	4,461,542	4,312,300
18,994	The Middleby Corp.*	1,544,696	1,571,184
	Trading Companies & Distributors - 6.4%
77,400	Air Lease Corp.	1,761,873	2,986,092
65,000	United Rentals, Inc.*	3,412,456	6,807,450
	Trucking - 2.3%
39,415	Ryder System, Inc.	3,108,503	3,472,067

Total Industrials		37,062,436	48,796,889

This sector is 31.7% above your Fund’s cost.

Information Technology
	Application Software - 2.6%
97,000	Guidewire Software, Inc.*	3,798,946	3,944,020
	Communications Equipment - 5.0%
169,095	Ciena Corp.*	3,674,470	3,662,598
175,000	CommScope Holding Co., Inc.*	4,107,201	4,047,750
	Semiconductors - 8.7%
72,810	Avago Technologies, Ltd.	4,087,970	5,247,417
150,000	International Rectifier Corp.*	4,152,090	4,185,000
43,580	Synaptics, Inc.*	2,587,562	3,950,091
	Systems Software - 3.0%
82,500	Red Hat, Inc.*	3,878,660	4,559,775
	Technology Hardware, Storage & Peripherals - 2.6%
68,000	3D Systems Corp.*,1	3,765,109	4,066,400

Total Information Technology		30,052,008	33,663,051

This sector is 12.0% above your Fund’s cost.

Materials
	Construction Materials - 5.1%
42,500	Eagle Materials, Inc.	3,524,021	4,006,900
60,000	Vulcan Materials Co.	3,813,413	3,825,000

Total Materials		7,337,434	7,831,900

This sector is 6.7% above your Fund’s cost.

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

(continued)

Shares		Cost	Value
Telecommunication Services
	Wireless Telecommunication Services - 2.7%
40,925	SBA Communications Corp., Class A*	$3,635,820	$4,186,627

This sector is 15.1% above your Fund’s cost.

Total Common Stocks		127,055,201	148,978,847

		Principal Amount[2]
Short-Term Investments - 11.3%
Commercial Paper - 5.6%
	Pacific Gas & Electric due 07/01/14, discount of 0.20%	$8,560,000	8,560,000
Repurchase Agreements - 5.7%[3]
	Barclays Capital, dated 06/30/14, due 07/01/14, 0.030%, total to be received $439,447 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.125%, 06/30/19 - 06/30/21, totaling $448,236)	439,447	439,447
	Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $2,087,635 (collateralized by various U.S. Government Agency Obligations, 0.000% -10.500%, 07/15/14 - 04/20/64, totaling $2,129,380)	2,087,627	2,087,627
	Daiwa Capital Markets America, dated 06/30/14, due 07/01/14, 0.140%, total to be received $2,087,635 (collateralized by various U.S. Government Agency Obligations, 0.000% -6.500%, 01/01/17 - 03/01/48, totaling $2,129,380)	2,087,627	2,087,627

Shares		Principal Amount[2]	Value
	HSBC Securities USA, Inc., dated 06/30/14, due 07/01/14, 0.070%, total to be received $2,087,631 (collateralized by various U.S. Government Agency Obligations, 0.000% -6.375%, 07/10/14 - 08/15/42, totaling $2,129,386)	$2,087,627	$2,087,627
	Nomura Securities, Inc., dated 06/30/14, due 07/01/14, 0.110%, total to be received $2,087,633 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.875%, 07/01/14 - 07/15/56, totaling $2,129,380)	2,087,627	2,087,627

Total Repurchase Agreements		8,789,955	8,789,955

		Cost
Other Investment Companies - 0.0%#,4
80,985	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	80,985	80,985

Total Short-Term Investments		17,430,940	17,430,940

Total Investments - 108.2%		$144,486,141	166,409,787

Other Assets, less Liabilities - (8.2)%			(12,666,919)

Total Net Assets - 100.0%			$153,742,868

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net

AMG Managers Brandywine Fund	$734,880,201	$124,752,923	$(3,153,792)	$121,599,131
AMG Managers Brandywine Blue Fund	194,310,568	36,453,825	(423,440)	36,030,385
AMG Managers Brandywine Advisors Midcap Growth Fund	144,496,721	22,807,364	(894,298)	21,913,066

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2014, amounting to the following:

Fund	Market Value	% of Net Assets

AMG Managers Brandywine Fund	$36,140,732	4.4%
AMG Managers Brandywine Blue Fund	2,353,999	1.1%
AMG Managers Brandywine Advisors Midcap Growth Fund	8,530,151	5.5%

[2]	Amount presented also represents shares held.
[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of June 30, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

AMG Managers Brandywine Fund
Investments in Securities
Common Stocks†	$810,381,417	—	—	$810,381,417
Short-Term Investments
Commercial Paper	—	$8,950,000	—	8,950,000
Repurchase Agreements	—	37,079,837	—	37,079,837
Other Investment Companies	68,078	—	—	68,078

Total Investments in Securities	$810,449,495	$46,029,837	—	$856,479,332

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

AMG Managers Brandywine Blue Fund
Investments in Securities
Common Stocks†	$222,990,360	—	—	$222,990,360
Short-Term Investments
Commercial Paper	—	$4,850,000	—	4,850,000
Repurchase Agreements	—	2,419,547	—	2,419,547
Other Investment Companies	81,046	—	—	81,046

Total Investments in Securities	$223,071,406	$7,269,547	—	$230,340,953

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$148,978,847	—	—	$148,978,847
Short-Term Investments
Commercial Paper	—	$8,560,000	—	8,560,000
Repurchase Agreements	—	8,789,955	—	8,789,955
Other Investment Companies	80,985	—	—	80,985

Total Investments in Securities	$149,059,832	$17,349,955	—	$166,409,787

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey Cerutti, President

Date: July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey Cerutti, President

Date: July 25, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: July 25, 2014